Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 228 [1]	€ 228
Movement in loans during the period	[2]	(3)	(3)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		(5)	4
Loans outstanding, end of period	[1]	221	228
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 3	€ 7

[1]	There were no past due loans as of June 30,2020 and December31,2019. For the above loans, the Group held collateral of EUR5million and EUR5million as of June30, 2020 and December31, 2019, respectively.
[2]	Net impact of loans issued and loans repayment during the year is shown as Movement in loans during the period.